Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
THE GABELLI UTILITIES FUND CLASS AAA
Prospectus [Line Items]
Average Annual Return, Percent	13.00%	2.54%	4.41%
THE GABELLI UTILITIES FUND CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.82%	1.52%	3.44%
THE GABELLI UTILITIES FUND CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	1.91%	3.36%
THE GABELLI UTILITIES FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	6.66%	1.35%	3.79%
THE GABELLI UTILITIES FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	1.78%	3.62%
THE GABELLI UTILITIES FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	13.25%	2.79%	4.66%
S P 500 Utilities Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.43%	6.61%	8.43%
Lipper Utility Fund Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.24%	6.73%	7.24%